GENERAL (Details)	Dec. 31, 2012
TAT Industries Ltd. Parent [Member] | Tat Technologies Ltd Subsidiary [Member]
Subsidiary or Equity Method Investee [Line Items]
Ownership percentage	43.71%
KMN Industries Ltd. [Member] | Tat Technologies Ltd Subsidiary [Member]
Subsidiary or Equity Method Investee [Line Items]
Ownership percentage	10.29%
KMN Industries Ltd. [Member] | Tat Industries Ltd Subsidiary [Member]
Subsidiary or Equity Method Investee [Line Items]
Investee ownership percentage	80.00%
Tat Technologies Ltd Parent [Member] | Limco Piedmont Inc Subsidiary [Member]
Subsidiary or Equity Method Investee [Line Items]
Investee ownership percentage	100.00%
Tat Technologies Ltd Parent [Member] | Bental Industries Ltd Subsidiary [Member]
Subsidiary or Equity Method Investee [Line Items]
Investee ownership percentage	70.00%
Tat Technologies Ltd Parent [Member] | Tat Gal Inc Subsidiary [Member]
Subsidiary or Equity Method Investee [Line Items]
Investee ownership percentage	100.00%
Limco Piedmont Inc Parent [Member] | Limco Airepair Inc Subsidiary [Member]
Subsidiary or Equity Method Investee [Line Items]
Investee ownership percentage	100.00%
Limco Piedmont Inc Parent [Member] | Piedmont Aviation Component Services LLC Subsidiary [Member]
Subsidiary or Equity Method Investee [Line Items]
Investee ownership percentage	100.00%
Piedmont Aviation Component Services Llc Parent [Member] | First Aviation Services Inc Subsidiary [Member]
Subsidiary or Equity Method Investee [Line Items]
Investee ownership percentage	29.64%